Trillium Mutual Funds
Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Automobiles & Components: 1.6%
57,391	Aptiv PLC (Ireland) (a)	$6,438,696
221,639	Cie Generale des Etablissements Michelin SCA (France)	6,775,153
		13,213,849
Banks: 5.9%
15,634,958	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,953,980
34,201	Credicorp Ltd. - ADR (Peru)	4,527,870
362,197	DNB Bank ASA (Norway)	6,481,785
7,082,353	Equity Group Holdings Ltd. (Kenya)	2,432,053
697,367	Grupo Financiero Banorte SAB de CV (Mexico)	5,871,505
234,152	Hang Seng Bank Ltd. (Hong Kong)	3,328,548
87,922	HDFC Bank Ltd. - ADR (India)	5,861,760
109,860	KBC Group NV (Belgium)	7,548,597
37,788	PNC Financial Services Group, Inc. (United States)	4,802,855
143,477	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,929,294
		50,738,247
Capital Goods: 7.9%
256,091	Assa Abloy AB - Class B (Sweden)	6,134,016
457,960	Atlas Copco AB (Sweden)	5,801,595
62,980	Ferguson PLC (Switzerland)	8,326,652
41,125	Generac Holdings, Inc. (United States) (a)	4,441,911
124,875	Kurita Water Industries Ltd. (Japan)	5,720,153
98,182	Nidec Corp. (Japan)	5,109,491
145,229	Prysmian SpA (Italy)	6,098,295
48,966	Quanta Services, Inc. (United States)	8,159,694
21,438	Rockwell Automation, Inc. (United States)	6,290,981
35,786	Trane Technologies PLC - ADR (Ireland)	6,583,908
46,046	Xylem, Inc. (United States)	4,821,016
		67,487,712
Commercial & Professional Services: 2.0%
57,224	Intertek Group (United Kingdom)	2,866,032
202,954	Recruit Holdings Co. Ltd. (Japan)	5,583,070
52,136	Waste Management, Inc. (United States)	8,507,031
		16,956,133
Consumer Durables & Apparel: 2.1%
7,841	Kering SA (France)	5,115,711
235,406	Levi Strauss & Co. - Class A (United States)	4,291,451
71,739	Nike, Inc. - Class B (United States)	8,798,071
		18,205,233
Consumer Services: 2.0%
46,811	Bright Horizons Family Solutions, Inc. (United States) (a)	3,603,979
35,418	Marriott International, Inc. - Class A (United States)	5,880,805
72,156	Starbucks Corp. (United States)	7,513,604
		16,998,388
Diversified Financials: 3.1%
137,972	Bank of New York Mellon Corp. (United States)	6,269,448
60,311	Intercontinental Exchange, Inc. (United States)	6,289,834
26,360	LPL Financial Holdings, Inc. (United States)	5,335,264
15,349	MSCI, Inc. (United States)	8,590,682
		26,485,228
Food & Staples Retailing: 1.4%
204,956	Jeronimo Martins, SGPS, SA (Portugal)	4,810,922
217,552	Koninklijke Ahold Delhaize NV (Netherlands)	7,432,724
		12,243,646
Food, Beverage & Tobacco: 3.6%
81,319	Darling Ingredients, Inc. (United States) (a)	4,749,030
67,151	Kerry Group PLC - Class A (Ireland)	6,696,681
87,755	McCormick & Co., Inc. (United States)	7,302,093
101,435	Nestle SA (Switzerland)	12,368,027
		31,115,831
Health Care Equipment & Services: 5.6%
97,020	Alcon, Inc. (Switzerland)	6,887,210
39,456	Cochlear Ltd. (Australia)	6,281,404
45,713	Coloplast A/S - Class B (Denmark)	6,018,908
106,273	CVS Health Corp. (United States)	7,897,147
106,210	Edwards Lifesciences Corp. (United States) (a)	8,786,753
43,210	Straumann Holding AG (Switzerland)	6,480,838
84,752	Sysmex Corp. (Japan)	5,562,408
		47,914,668
Household & Personal Products: 3.6%
145,730	Essity AB - Class B (Sweden)	4,162,618
119,036	Kao Corp. (Japan)	4,633,510
18,007	L'Oreal (France)	8,046,331
5,983	L'Oreal SA (France)	2,673,471
222,974	Unilever PLC (United Kingdom)	11,542,485
		31,058,415
Insurance: 3.2%
649,236	AIA Group Ltd. (Hong Kong)	6,808,771
34,284	Allianz SE (Germany)	7,914,018
949,287	Aviva PLC (United Kingdom)	4,741,793
45,462	The Travelers Companies, Inc. (United States)	7,792,641
		27,257,223
Materials: 5.0%
45,938	Air Liquide SA (France)	7,689,536
142,222	Ball Corp. (United States)	7,837,855
86,003	Croda International PLC (United Kingdom)	6,912,326
45,546	Ecolab, Inc. (United States)	7,539,229
874,462	Klabin SA (Brazil)	3,122,801
33,117	Koninklijke DSM NV (Netherlands)	3,919,228
20,854	Sika AG (Switzerland)	5,849,452
		42,870,427
Media & Entertainment: 3.5%
225,226	Alphabet, Inc. - Class A (United States) (a)	23,362,693
66,113	The Walt Disney Co. (United States) (a)	6,619,895
		29,982,588
Pharmaceuticals, Biotechnology & Life Sciences: 8.1%
24,525	CSL Ltd. (Australia)	4,749,762
125,543	Dechra Pharmaceuticals PLC (United Kingdom)	4,110,190
89,423	Gilead Sciences, Inc. (United States)	7,419,426
107,274	Merck & Co., Inc. (United States)	11,412,881
41,208	Merck KGaA (Germany)	7,682,641
89,312	Novo-Nordisk A/S - Class B (Denmark)	14,184,655
15,015	Thermo Fisher Scientific, Inc. (United States)	8,654,196
36,937	Roche Holdings AG (Switzerland)	10,554,475
		68,768,226
Real Estate: 2.7%
34,618	American Tower Corp. - REIT (United States)	7,073,842
2,289,383	Capitaland Ltd. (Singapore)	6,351,934
227,228	Daiwa House Industry Co. Ltd. (Japan)	5,353,778
29,613	Jones Lang LaSalle, Inc. (United States) (a)	4,308,395
		23,087,949
Retailing: 4.9%
273,358	Industria de Diseno Textil SA (Spain)	9,183,561
68,544	Target Corp. (United States)	11,352,943
122,039	The TJX Companies, Inc. (United States)	9,562,976
35,369	Tractor Supply Co. (United States)	8,313,130
197,782	WH Smith PLC (United Kingdom)	3,661,022
		42,073,632
Semiconductors & Semiconductor Equipment: 6.0%
83,667	Applied Materials, Inc. (United States)	10,276,818
249,834	Infineon Technologies AG (Germany)	10,259,528
48,550	NVIDIA Corp. (United States)	13,485,733
126,608	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	11,777,076
31,372	Texas Instruments, Inc. (United States)	5,835,506
		51,634,661
Software & Services: 10.5%
28,529	Accenture PLC - Class A (Ireland)	8,153,873
25,275	Adobe Systems, Inc. (United States) (a)	9,740,227
84,835	Amadeus IT Holding SA (Spain) (a)	5,691,058
182,684	Dassault Systemes SE (France)	7,535,938
117,118	Microsoft Corp. (United States)	33,765,120
108,632	PayPal Holdings, Inc. (United States) (a)	8,249,514
42,126	SAP SE (Germany)	5,319,295
50,384	Visa, Inc. - Class A (United States)	11,359,577
		89,814,602
Technology Hardware & Equipment: 7.5%
261,930	Apple, Inc. (United States)	43,192,257
135,887	Cisco Systems, Inc. (United States)	7,103,493
50,780	IPG Photonics Corp. (United States) (a)	6,261,682
13,013	Samsung SDI Co. Ltd. (Republic of Korea)	7,391,890
		63,949,322
Telecommunication Services: 1.4%
138,472	BCE, Inc. (Canada)	6,202,808
136,888	Verizon Communications, Inc. (United States)	5,323,574
		11,526,382
Transportation: 2.8%
90,591	Canadian Pacific Railway Ltd. (Canada)	6,975,809
18,602	Kuehne + Nagel International AG (Switzerland)	5,540,331
60,311	United Parcel Service, Inc. - Class B (United States)	11,699,731
		24,215,871
Utilities: 2.5%
46,745	American Water Works Co., Inc. (United States)	6,847,675
270,605	EDP Renovaveis SA (Spain)	6,198,490
718,222	Interconexion Electrica SA ESP (Colombia)	2,336,497
707,794	Terna Rete Elettrica Nazionale SpA (Italy)	5,809,164
		21,191,826
TOTAL COMMON STOCKS
(Cost $573,737,620)		828,790,059

PREFERRED STOCKS: 0.5%
Banks: 0.5%
855,621	Itau Unibanco Holding SA - ADR (Brazil) (c)	4,166,875

TOTAL PREFERRED STOCKS
(Cost $4,406,508)		4,166,875

SHORT-TERM INVESTMENTS: 2.2%
Money Market Funds: 2.2%
18,505,336	Invesco - Government & Agency Portfolio - Institutional Class, 4.730% (b)	18,505,336
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,505,336)		18,505,336

TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $596,649,464)		851,462,270
Other Assets in Excess of Liabilities: 0.4%		3,098,642
TOTAL NET ASSETS: 100.0%		$854,560,912

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of March 31, 2023.
(c)	There is currently no dividend rate available.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Trillium ESG Global Equity Fund (the "Fund").

Country	Portfolio Holdings	Percent of Total Net Assets
Australia	11,031,166	1.3%
Belgium	7,548,597	0.9%
Brazil	7,289,676	0.8%
Canada	13,178,617	1.5%
Colombia	2,336,497	0.3%
Denmark	20,203,563	2.4%
France	37,836,140	4.4%
Germany	31,175,482	3.6%
Hong Kong	10,137,319	1.2%
India	5,861,760	0.7%
Indonesia	4,953,980	0.6%
Credicorp Ltd. - ADR (Peru)	27,873,158	3.3%
Italy	11,907,459	1.4%
Japan	36,891,704	4.3%
Kenya	2,432,053	0.3%
Mexico	5,871,505	0.7%
Netherlands	11,351,952	1.3%
Norway	6,481,785	0.8%
Peru	4,527,870	0.5%
Portugal	4,810,922	0.5%
Republic of Korea	7,391,890	0.9%
Singapore	6,351,934	0.7%
Spain	21,073,109	2.5%
Sweden	16,098,229	1.9%
Switzerland	56,006,985	6.5%
Taiwan, Province of China	11,777,076	1.4%
United Kingdom	33,833,848	4.0%
United States	435,227,994	50.9%
Other Assets in Excess of Liabilities:	3,098,642	0.4%
	$854,560,912	100.0%

Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.

Common Stocks	Level 1	Credicorp Ltd. - ADR (Peru)	Level 3	Total
Automobiles & Components	$6,438,696	$6,775,153	$–	$13,213,849
Banks	23,496,043	27,242,204	–	50,738,247
Capital Goods	30,297,510	37,190,202	–	67,487,712
Commercial & Professional Services	8,507,031	8,449,102	–	16,956,133
Consumer Durables & Apparel	13,089,522	5,115,711	–	18,205,233
Consumer Services	16,998,388	–	–	16,998,388
Diversified Financials	26,485,228	–	–	26,485,228
Food & Staples Retailing	–	12,243,646	–	12,243,646
Food, Beverage & Tobacco	12,051,123	19,064,708	–	31,115,831
Health Care Equipment & Services	16,683,900	31,230,768	–	47,914,668
Household & Personal Products	–	31,058,415	–	31,058,415
Insurance	7,792,641	19,464,582	–	27,257,223
Materials	18,499,885	24,370,542	–	42,870,427
Media & Entertainment	29,982,588	–	–	29,982,588
Pharmaceuticals, Biotechnology & Life Sciences	27,486,503	41,281,723	–	68,768,226
Real Estate	11,382,237	11,705,712	–	23,087,949
Retailing	29,229,049	12,844,583	–	42,073,632
Semiconductors & Semiconductor Equipment	41,375,133	10,259,528	–	51,634,661
Software & Services	71,268,311	18,546,291	–	89,814,602
Technology Hardware & Equipment	56,557,432	7,391,890	–	63,949,322
Telecommunication Services	11,526,382	–	–	11,526,382
Transportation	18,675,540	5,540,331	–	24,215,871
Utilities	9,184,172	12,007,654	–	21,191,826
Total Common Stocks	$487,007,314	$341,782,745	$–	$828,790,059
Preferred Stocks
Banks	$4,166,875	$–	$–	$4,166,875
Total Preferred Stocks	$4,166,875	$–	$–	$4,166,875
Short-Term Investments	$18,505,336	$–	$–	$18,505,336
Total Investments in Securities	$509,679,525	$341,782,745	$–	$851,462,270